Income Taxes - Reconciliation of the Beginning and Ending Amount of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 156,133	$ 170,831	$ 184,554
Expiration of tax attributes	0	(15,205)	0
Net charges to (income) expense	127,955	507	(13,723)
Balance at end of year	$ 284,088	$ 156,133	$ 170,831